UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21190

          SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                      New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                          New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2017 TO JUNE 30, 2018

FORM N-PX SPREADSHEET*

REGISTRANT NAME: SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21190

REPORTING PERIOD:                                                                                            07/01/2017 - 06/30/2018

REGISTRANT ADDRESS: 527 Madison Avenue, 16th Floor, New York, NY 10022

NAME OF SERIES (AS APPLICABLE): Series G

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Third Point Partners Qualified LP	N/A	N/A	1-Nov-17	Approval of proposed amendments to the Fifth Amended and Restated Limited Partnership Agreement of Third Point Partners Qualified LP.	ISSUER	YES	FOR	FOR

Structured Servicing Holdings LP	N/A	N/A	6/21/2018	Proposal to suspend withdrawl of capital to permit an orderly liquidation of the fund’s assets and to treat all limited partners in the fund fairly.	ISSUER	YES	FOR	FOR

*Complete for each series of the Registrant, as applicable.

Form N-PX Spreadsheet 081011 Series G

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 8/29/2018

*Print the name and title of each signing officer under his or her signature.